Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2018
Business Combinations And Divestitures [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures
Acquisitions have been accounted for as business combinations, and the acquired companies’ results have been included in the accompanying consolidated statements of income from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations; to expand sales of an acquired business' products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2018 Acquisition
In April 2018, we acquired all shares in STAT-Dx Life, S.L. (STAT-Dx), a privately-held company located in Barcelona, Spain, which is developing the next generation of multiplex diagnostics for one-step, fully integrated molecular analysis of common syndromes using a novel system based on real-time PCR technology and proven QIAGEN chemistries.
The cash consideration totaled $148.8 million. The acquisition included contingent consideration which is recorded as part of the purchase price based on the acquisition date fair value. Under the purchase agreement, potential contingent payments through 2022 total $44.3 million, of which the fair value of $37.4 million was recorded as purchase price using a probability-weighted analysis of the future milestones applying discount rates between 6.5% and 6.9%. For the year ended December 31, 2018, acquisition-related costs total $7.1 million, of which $4.8 million are included in general and administrative, restructuring, integration and other expenses, net and $2.3 million are included in cost of sales in the accompanying consolidated statements of income.
The allocation of the purchase price is preliminary and is not yet finalized. The preliminary allocation of the purchase price is based upon preliminary estimates which used information that was available to management at the time the consolidated financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the acquired tax balances.
The preliminary purchase price allocation as of December 31, 2018 differed from the initial preliminary purchase price allocation as follows:

(in thousands)	As of December 31, 2018	As of April 27, 2018	Difference
Purchase Price:
Cash consideration	$148,780	$148,780	$—
Fair value of contingent consideration	37,377	36,751	626
	$186,157	$185,531	$626

Preliminary Allocation:
Cash and cash equivalents	$7,357	$7,357	$—
Prepaid expenses and other current assets	1,432	1,432	—
Inventories	1,868	1,868	—
Income tax receivables	2,213	2,213	—
Accounts payable	(1,412)	(1,412)	—
Accruals and other current liabilities	(1,785)	(560)	(1,225)
Fixed and other long-term assets	6,306	6,434	(128)
Developed technology	31,300	80,100	(48,800)
In-process research and development	24,300	—	24,300
Goodwill	117,621	97,268	20,353
Deferred tax liability on fair value of identifiable intangible assets acquired	(3,043)	(9,169)	6,126
Total	$186,157	$185,531	$626

The in-process research and development recognized relates to technologies that remain in development and have not yet obtained regulatory approval. The technologies within in-process research and development are expected to be completed within the next two years.
The changes in the values of in-process research and development assets and developed technology relate to new information obtained regarding key assumptions in the valuation model since the initial purchase price allocation. This resulted in an immaterial impact to the amortization expense recorded during 2018. The weighted average amortization period for the developed technology is 10 years. The goodwill acquired is not deductible for tax purposes.
Revenue and earnings in the reporting periods since the acquisition date have not been significant. No pro forma financial information has been provided herein as the acquisition of STAT-Dx did not have a material impact to net sales, net income or earnings per share on a pro forma basis.
Other 2018 Acquisition
In April 2018, we acquired all remaining shares of a privately held entity in which we held a minority interest. The value of the minority interest investment was revalued in connection with the acquisition by $4.8 million and a corresponding gain was recorded in general and administrative, restructuring, integration and other, net in the accompanying consolidated statement of income for the year ended December 31, 2018. The allocation of the purchase price is preliminary and is based upon preliminary estimates which used information that was available to management at the time the financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the acquired tax balance. This acquisition was not significant to the overall consolidated financial statements and the acquisition did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
2017 Acquisition
In January 2017, we acquired OmicSoft Corporation, a leading provider of omics data management solutions located in Cary, North Carolina (U.S.). This acquisition was not significant to the overall consolidated financial statements and as of December 31, 2017, the allocation of the purchase price was final. The acquisition did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
Divestitures
2018 Divestitures
In April 2018, we sold a portfolio of veterinary testing products for a total of €15.1 million ($18.5 million), of which $16.4 million was received in cash and the balance due in April 2020. An $8.0 million gain was recorded on the sale to other income (expense), net in the accompanying consolidated statements of income for the year-ended December 31, 2018.